Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Jun. 30, 2013
Current assets:
Cash and cash equivalents	$ 12,184,605	$ 19,167,632
Short-term investments	0	5,249,654
Prepaid expenses and other current assets	156,393	332,267
Total current assets	12,340,998	24,749,553
Property and equipment, net	160,748	266,415
Other assets	57,308	58,131
Total assets	12,559,054	25,074,099
Current liabilities:
Capital lease obligations	261,280	338,726
Accounts payable	1,508,958	1,701,727
Accrued expenses	0	19,909
Unearned revenue	1,000,000	0
Total current liabilities	2,770,238	2,060,362
Deferred rent	0	35,460
Total liabilities	2,770,238	2,095,822
Stockholders' equity:
Preferred stock of $.01 par value - authorized 10,000,000 shares; Series A Convertible; issued and outstanding 4,697 shares as of June 30, 2014 and 2013, respectively	47	47
Common stock of $.01 par value - authorized 300,000,000 shares; issued and outstanding 39,416,595 shares as of June 30, 2014 and 39,116,948 as of June 30, 2013, respectively	394,166	391,169
Additional paid-in capital	283,428,356	282,692,520
Accumulated deficit	(274,033,753)	(260,105,459)
Total stockholders' equity	9,788,816	22,978,277
Total liabilities and stockholders' equity	$ 12,559,054	$ 25,074,099